EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Issued (Repurchased)
Number of Common Shares Held by the Company	120,182,422	100,610,227	120,182,422	100,610,227	114,151,664	104,786,155	93,511,317
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,500,059,831	1,512,906,498	1,506,550,088	1,523,457,459
Issued (Repurchased)
Share issuance	201,399	658,243	1,199,544	1,594,541
Repurchases (in shares)	(6,072,493)	(7,098,910)	(14,576,903)	(20,313,372)
Long-term share ownership plans (in shares)	1,399,325	1,752,920	2,402,195	3,467,385
Dividend reinvestment plan and others (in shares)	79,506	13,168	92,644	25,906
Ending balance (in shares)	1,495,667,568	1,508,231,919	1,495,667,568	1,508,231,919